Loss Per Share (Tables) - ColdQuanta Inc dba Infleqtion [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Line Items]
Schedule of computation of basic net loss per share attributable to common stockholders	The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Nine Months Ended September 30,
	2025	2024
Numerator:
Net loss attributable to common stockholders	$(21,035)	$(45,498)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders – basic	45,456,929	39,217,386
Net loss per share attributable to common stockholders -	$(0.46)	$(1.16)
The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Years Ended December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(53,764)	$(52,766)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders—basic	39,808,027	35,065,048
Net loss per share attributable to common stockholders—	$(1.35)	$(1.50)

Schedule of outstanding shares of potentially dilutive securities
The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders, as their effect would be anti-dilutive:

	Nine Months Ended September 30,
	2025	2024
Common stock options outstanding	91,152,715	109,764,629
Convertible redeemable preferred stock outstanding	383,532,609	300,262,886
Unvested restricted stock awards	2,156,770	3,192,020

Total	476,842,094	413,219,535

The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders, as their effect would be anti-dilutive:

	Years Ended December 31,
	2024	2023
Common stock options outstanding	95,062,546	100,272,113
Convertible redeemable preferred stock outstanding	343,641,595	294,120,984
SAFE Notes	—	631,190
Unvested restricted common stock awards	3,192,020	2,657,090

Total	441,896,161	397,681,377